NOTE 6: SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Nov. 30, 2013	Aug. 31, 2013
Subsequent Events [Abstract]
NOTE 6: SUBSEQUENT EVENTS

NOTE 6: SUBSEQUENT EVENTS

On December 2, 2013, we acquired a 100% interest in two non-contiguous mineral exploration licenses made up of 16 claims located along southeastern Labrador (the “Eagle Ridge Property”). Our claims are located approximately 49 kilometers southwest of the community of Cartwright in Labrador, Canada and have a total area of 400 hectares (988 acres). The mineral licenses underlying the Eagle River Property are registered with the Government of Newfoundland and Labrador and are presently in good standing. The claims were staked on our behalf by our controlling shareholder and then transferred to us. The cost of staking the claims was $960 CAD.

Under Newfoundland law, our mineral licenses may be held for one year after the date of Issuance Date, and thereafter from year to year if, on or before the anniversary date, we perform assessment work on the underlying claims having a minimum value of not less than C$200 per claim in the first year, C$250 per claim in the second year, and C$300 per claim in the third year. If we are unable to complete the assessment work required to be done in any twelve month period, we can maintain our claims in good standing by posting a cash security deposit for the amount of the deficiency. When the deficient work is completed and accepted the security deposit will be refunded. Otherwise, the security deposit will be forfeited. If we do not comply with these maintenance requirements, then we will forfeit our claims at the end of the anniversary date for each respective claim. All of our claims are presently in good standing, which means that they are free and clear of all work and/or monetary holding requirements.

NOTE 6: Subsequent Events

On October 24, 2013, the Company entered into a debt restructuring agreement with Thomas Mills, the Company’s controlling shareholder, whereby he agreed to surrender for cancellation a promissory note in the principal amount of $100,000 originally issued to Ophion Management Ltd., a company controlled by Mr. Mills. The promissory note was cancelled on October 28, 2013.

In exchange for surrendering the promissory note, the Company agreed to issue to Mr. Mills a convertible note with a fixed maturity date of December 31, 2013. The convertible note, accrues simple interest at the rate of 20% per annum from June 20, 2013, and is convertible at any time by the holder into shares of the Company’s common stock at the rate of one share for each $0.005 of indebtedness secured by the convertible note. The convertible note was issued on October 28, 2013 and then rescinded by mutual agreement on November 20, 2013.

On November 20, 2013, the Company accepted a subscription from Mr. Mills for 20,000,000 shares of its common stock at a price of $0.005 per share, in full consideration of the $100,000 he advanced to the Company on June 20, 2013.